NET LOSS PER SHARE - Calculation of Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to ordinary shareholders	$ (31,632)	$ (12,648)	$ (9,666)
Denominator:
Weighted average number of ordinary shares outstanding - basic	26,593,673	19,976,596	9,569,932
Weighted average number of ordinary shares outstanding - diluted	26,593,673	19,976,596	9,569,932
Net loss per share - basic (in $/share)	$ (1.19)	$ (0.63)	$ (1.01)
Net loss per share - diluted (in $/share)	$ (1.19)	$ (0.63)	$ (1.01)